Discontinued Operations (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure Discontinued Operations [Abstract]
Revenues																	$ 968,257	$ 1,461,509	$ 1,487,226
Salaries, wages and benefits																	479,125	705,211	706,559
Supplies																	65,454	97,362	92,911
Rent																	113,891	140,694	136,606
Other operating expenses																	335,138	456,586	435,726
Other (income) expense																	197	387	36
Impairment charges																	10,632	1,903	55,727
Depreciation																	28,183	41,418	38,689
Interest expense																	52	71	78
Investment income																	(42)	(71)	(44)
Disposal Group, Including Discontinued Operation, Operating Expense, Total																	1,032,630	1,443,561	1,466,288
Income (loss) from operations before income taxes																	(64,373)	17,948	20,938
Provision (benefit) for income taxes																	(25,331)	7,044	8,114
Income (loss) from operations																	(39,042)	10,904	12,824
Loss on divestiture of operations	(5,994)	[1]	(65,016)	[1]	(10,852)	[1]	(2,025)	[1]	(939)	[1]	(2,280)	[1]	(356)	[1]	(1,170)	[1]	(83,887)	(4,745)
Income (loss) from discontinued operations	(7,150)	[1]	(25,466)	[1]	(1,050)	[1]	(5,376)	[1]	2,556	[1]	1,051	[1]	4,613	[1]	2,684	[1]	(122,929)	6,159	12,824
Discontinued operations	(61)	[1]	(87)	[1]	(34)	[1]	(51)	[1]	(133)	[1]	(80)	[1]	(68)	[1]	(58)	[1]	233	339	157
Income (loss) from discontinued operations	$ (13,144)	[1]	$ (90,482)	[1]	$ (11,902)	[1]	$ (7,401)	[1]	$ 1,617	[1]	$ (1,229)	[1]	$ 4,257	[1]	$ 1,514	[1]	$ (122,696)	$ 6,498	$ 12,981

[1]	(a) See accompanying discussion of certain quarterly items.